SHAREHOLDERS' EQUITY (Details) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, par value (in US dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in shares)	48,818,340	49,204,083